Derivative financial instruments and hedging activities - Summary of Fair Value of Derivative Instruments by Term to Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of fair value of derivative instruments [line items]
Derivatives	$ 154,439	$ 95,541
Derivative liabilities	153,491	91,439
At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	154,439	95,541
Derivative liabilities	153,491	91,439
Under 1 year [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	151,928	93,409
Derivative liabilities	140,808	89,804
Under 1 year [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	56,050	27,771
Derivative liabilities	58,504	26,766
1 to 5 years [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	56,792	28,029
Derivative liabilities	54,361	27,938
Over 5 years [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	41,597	39,741
Derivative liabilities	$ 40,626	$ 36,735